UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23977
BNY Mellon ETF Trust II
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Concentrated Growth ETF
BNY Mellon Dynamic Value ETF
ITEM 1 - Reports to Stockholders

BNY Mellon Dynamic Value ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKDV (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Dynamic Value ETF (the “Fund”) for the period of November 4, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Dynamic Value ETF	$63	0.60%*
*	Annualized.
How did the Fund perform last period ?
  For the period November 1, 2024 (the Fund’s inception) through October 31, 2025, the Fund’s shares returned 12.20% on a net asset value basis and 12.31% on a market price basis.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 11.15% for the same period.
What affected the Fund’s performance?
  U.S. markets advanced during the reporting period, supported by strong corporate earnings and increased capital expenditures spending, as well as Artificial Intelligence (AI) exuberance and expectations for easing monetary policy.
  Strong stock selection in energy, materials and financials bolstered the Fund’s performance relative to the Index.
  Stock selection in health care and communication services, including lack of exposure to the leading AI names, detracted from the Fund's relative returns.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1, 2024 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 11/1/2024, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
SINCE INCEPTION (November 1, 2024)
BNY Mellon Dynamic Value ETF - NAV Return	12.20%
Russell 1000® Index (broad-based index)	21.14%
Russell 1000® Value Index	11.15%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$559	75	$1,442,210	104.28%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
25.5%
Health Care
17.3%
Industrials
15.1%
Information Technology
11.5%
Energy
9.6%
Materials
7.8%
Communication Services
5.4%
Consumer Discretionary
4.0%
Real Estate
1.1%
Consumer Staples
1.1%
Net Other Assets and Liabilities
1.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4866AR1025

BNY Mellon Concentrated Growth ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKCG (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Concentrated Growth ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated Growth ETF*	$71	0.66%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 15.21% on a net asset value basis and 15.30% on a market price basis.
  In comparison, the S&P 500® Index (the “Index”) returned 21.45% for the same period.
What affected the Fund’s performance?
  U.S. stocks advanced during the reporting period, supported by investor enthusiasm for AI-related investment announcements, tariff negotiations, accommodative central bank policies and strong corporate earnings growth.
  The strongest contributors to the Fund’s performance relative to the Index included allocation effects in real estate, consumer staples and energy, as well as stock selection in real estate.
  Relative performance of the Fund suffered as negative stock selection outweighed a positive allocation effect in information technology. Both allocation and stock selection effects detracted from relative Fund returns in health care and financials.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	10YR
BNY Mellon Concentrated Growth ETF - NAV Return	15.21%	12.89%	12.62%
S&P 500® Index	21.45%	17.64%	14.63%
Periods prior to the inception date of the Fund’s ETF shares (3/28/2025) reflect the performance of BNY Mellon Tax Managed Growth Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable fees and expenses of the Fund’s ETF shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$123	27	$810,925	14.05%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
38.0%
Financials
16.7%
Consumer Discretionary
11.5%
Communication Services
10.7%
Health Care
9.0%
Industrials
7.9%
Investment Companies
3.6%
Consumer Staples
2.6%
Net Other Assets and Liabilities
0.0%*

* Amount represents less than .1%.

How has the Fund changed?
  On March 28, 2025, BNY Mellon Tax Managed Growth Fund (“Predecessor Fund”), a series of BNY Mellon Investment Funds IV, Inc., was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting March 28, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended October 31, 2024 and October 31, 2023 and the subsequent interim period through March 28, 2025.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4869AR1025

Item 1. Reports to Stockholders (cont.).

(b)       Not applicable.

Item 2. Code of Ethics.

(a)	As of the period ended October 31, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)	During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees

The aggregate fees billed for the period March 28, 2025 (commencement of operations) through October 31, 2025 for BNY Mellon Concentrated Growth ETF and for the period November 4, 2024 (commencement of operations) through October 31, 2025 for BNY Mellon Dynamic Value ETF for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $40,326.

(b)       Audit-Related Fees

The aggregate fees billed for the period March 28, 2025 (commencement of operations) through October 31, 2025 for BNY Mellon Concentrated Growth ETF and for the period November 4, 2024 (commencement of operations) through October 31, 2025 for BNY Mellon Dynamic Value ETF for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $12,734. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.

(c)       Tax Fees

The aggregate fees billed for the period March 28, 2025 (commencement of operations) through October 31, 2025 for BNY Mellon Concentrated Growth ETF and for the period November 4, 2024 (commencement of operations) through October 31, 2025 for BNY Mellon Dynamic Value ETF for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $8,146. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)       All Other Fees

The aggregate fees billed for the period March 28, 2025 (commencement of operations) through October 31, 2025 for BNY Mellon Concentrated Growth ETF and for the period November 4, 2024 (commencement of operations) through October 31, 2025 for BNY Mellon Dynamic Value ETF for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the period March 28, 2025 (commencement of operations) through October 31, 2025 for BNY Mellon Concentrated Growth ETF and for the period November 4, 2024 (commencement of operations) through October 31, 2025 for BNY Mellon Dynamic Value ETF Registrant were $196,953.
(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.

(b)       Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

BNY Mellon Concentrated Growth ETF: BKCG
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Concentrated Growth ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 96.4%
Capital Goods — 7.9%
BAE Systems PLC, ADR	36,195	3,580,048
Deere & Co.	5,126	2,366,315
Eaton Corp. PLC	9,693	3,698,461
		9,644,824
Consumer Discretionary Distribution & Retail — 10.3%
Amazon.com, Inc.(a)	38,767	9,467,677
The Home Depot, Inc.	8,290	3,146,801
		12,614,478
Consumer Durables & Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE, ADR	10,355	1,464,301
Financial Services — 14.6%
Blackrock, Inc.	3,702	4,008,563
Intercontinental Exchange, Inc.	18,006	2,634,098
Mastercard, Inc., Cl. A	9,256	5,109,219
S&P Global, Inc.	4,296	2,093,054
Visa, Inc., Cl. A	11,908	4,057,532
		17,902,466
Food, Beverage & Tobacco — 2.6%
Philip Morris International, Inc.	21,747	3,138,744
Health Care Equipment & Services — 3.6%
Intuitive Surgical, Inc.(a)	8,224	4,393,919
Insurance — 2.1%
The Progressive Corp.	12,845	2,646,070
Media & Entertainment — 10.7%
Alphabet, Inc., Cl. C	28,118	7,924,215
Meta Platforms, Inc., Cl. A	8,132	5,272,382
		13,196,597
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
AstraZeneca PLC, ADR	29,811	2,456,426
Eli Lilly & Co.	4,808	4,148,631
		6,605,057
Semiconductors & Semiconductor Equipment — 19.6%
ASML Holding NV	5,477	5,801,403
NVIDIA Corp.	62,783	12,712,930
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,671	3,205,888
Texas Instruments, Inc.	14,296	2,308,232
		24,028,453
Software & Services — 13.6%
Intuit, Inc.	6,879	4,592,077
Microsoft Corp.	17,846	9,240,837
ServiceNow, Inc.(a)	3,062	2,814,835
		16,647,749
Technology Hardware & Equipment — 4.8%
Apple, Inc.	21,850	5,907,584
Total Common Stocks (cost $57,728,154)		118,190,242

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 3.6%
Registered Investment Companies — 3.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $4,442,801)	4.04	4,442,801	4,442,801
Total Investments (cost $62,170,955)		100.0%	122,633,043
Cash and Receivables (Net)		.0%	52,972
Net Assets		100.0%	122,686,015

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.6%††
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 3.6%	-	6,944,411	(2,501,610)	4,442,801	55,771
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,059,523	9,861,843	(10,921,366)	-	14,278
Investment of Cash Collateral for Securities Loaned - .0%††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,210,985	7,667,204	(8,878,189)	-	1,075†††
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .0%	-	17,528,106	(17,528,106)	-	8,273†††
Total - 3.6%	2,270,508	42,001,564	(39,829,271)	4,442,801	79,397

†	Includes reinvested dividends/distributions.
††
Effective March 28, 2025, due to the fund converting to an ETF, the cash vehicle and the cash collateral for securities lending was transferred from Dreyfus
Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares.

†††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	57,728,154	118,190,242
Affiliated issuers	4,442,801	4,442,801
Dividends and securities lending income receivable		77,538
Tax reclaim receivable—Note 2(b)		52,733
		122,763,314
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4(b)		51,800
Payable for shares of Beneficial Interest redeemed		25,499
		77,299
Net Assets ($)		122,686,015
Composition of Net Assets ($):
Paid-in capital		62,163,520
Total distributable earnings (loss)		60,522,495
Net Assets ($)		122,686,015
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		3,385,885
Net Asset Value Per Share ($)		36.23
Market Price Per Share ($)		36.26
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2025(a)

Investment Income ($):
Income:
Cash dividends (net of $30,197 foreign taxes withheld at source):
Unaffiliated issuers	1,317,606
Affiliated issuers	70,049
Affiliated income net of rebates from securities lending—Note 2(c)	9,348
Interest	1,984
Total Income	1,398,987
Expenses:
Management fee—Note 4(a)	873,073
Distribution/Service Plans fees—Note 4(b)	108,307
Directors’ fees—Notes 4(a) and 4(c)	7,055
Loan commitment fees—Note 3	655
Total Expenses	989,090
Less—reduction in expenses due to undertaking—Note 4(a)	(55,093)
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 4(a)	(7,055)
Less—reduction in Distribution Plan fees—Note 4(a)	(105,637)
Net Expenses	821,305
Net Investment Income	577,682
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments and foreign currency transactions	16,676,912
Net realized gain (loss) on in-kind redemptions	27,248,510
Net Realized Gain (Loss)	43,925,422
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(26,127,125)
Net Realized and Unrealized Gain (Loss) on Investments	17,798,297
Net Increase in Net Assets Resulting from Operations	18,375,979

(a)
After the close of business on March 28, 2025, BNY Mellon Tax Managed Growth Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Concentrated
Growth ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025(a),(b),(c)	2024(a)
Operations ($):
Net investment income	577,682	363,072
Net realized gain (loss) on investments	43,925,422	18,777,927
Net change in unrealized appreciation (depreciation) on investments	(26,127,125)	9,521,872
Net Increase (Decrease) in Net Assets Resulting from Operations	18,375,979	28,662,871
Distributions ($):
Distributions to shareholders:
ETF shares	(507,021)	-
Class A	(26,913,854)	(6,824,327)
Class C	(786,825)	(225,471)
Class I	(7,152,860)	(1,981,880)
Total Distributions	(35,360,560)	(9,031,678)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	33,691,846	-
Class A	3,198,933	1,476,112
Class C	250	294,448
Class I	90,944,324	1,986,252
Net assets received in connection with reorganization—Note 1	111,903,401	-
Distributions reinvested:
Class A	23,036,046	5,851,618
Class C	784,813	225,471
Class I	6,982,587	1,920,003
Cost of shares redeemed:
ETF shares	(43,641,405)	-
Class A	(105,892,570)	(8,155,093)
Class C	(3,002,057)	(790,024)
Class I	(119,105,712)	(5,672,035)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,099,544)	(2,863,248)
Total Increase (Decrease) in Net Assets	(18,084,125)	16,767,945
Net Assets ($):
Beginning of Period	140,770,140	124,002,195
End of Period	122,686,015	140,770,140

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended October 31,
	2025(a),(b),(c)	2024(a)
Capital Share Transactions (Shares):
ETF shares
Shares sold	1,160,001	-
Shares issued in connection with reorganization—Note 1	3,645,886	-
Shares redeemed	(1,420,002)	-
Net Increase (Decrease) in Shares Outstanding	3,385,885	-
Class A(d),(e)
Shares sold	91,405	38,569
Shares issued for distributions reinvested	672,382	162,169
Shares redeemed	(3,361,607)	(208,100)
Net Increase (Decrease) in Shares Outstanding	(2,597,820)	(7,362)
Class C(d),(e)
Shares sold	7	8,069
Shares issued for distributions reinvested	26,323	7,002
Shares redeemed	(108,304)	(22,557)
Net Increase (Decrease) in Shares Outstanding	(81,974)	(7,486)
Class I(e)
Shares sold	2,915,257	50,074
Shares issued for distributions reinvested	202,801	52,819
Shares redeemed	(3,839,516)	(143,743)
Net Increase (Decrease) in Shares Outstanding	(721,458)	(40,850)

(a)
The fund commenced offering ETF shares after the close of business March 28, 2025. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On March 14, 2025, the Predecessor Fund redesignated Class A and Class C shares into Class I shares.
(c)
As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Board of Trustees
(the “Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Investment Funds IV, Inc., were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class I shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended October 31, 2025, 540 Class C shares representing $18,591 were automatically converted to 474 Class A shares and during the period ended October 31, 2024, 1,791 Class C shares representing $62,756 were automatically converted to 1,596 Class A shares.

(e)
During the period ended October 31, 2025, 76,332 Class C shares representing $2,012,870 were converted to 64,702 Class I shares and 2,832,348 Class A shares representing $87,547,888 were converted to 2,814,140 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Predecessor Fund (Class I shares) for periods prior to the commencement of operations of the Fund’s ETF shares on March 28, 2025. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after March 28, 2025 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data ($):(a)
Net asset value, beginning of period	41.70	36.13	35.23	44.65	33.90
Investment Operations:
Net investment income(b)	.23	.19	.24	.18	.14
Net realized and unrealized gain (loss) on investments	4.74	8.12	3.43	(7.84)	13.04
Total from Investment Operations	4.97	8.31	3.67	(7.66)	13.18
Distributions:
Dividends from net investment income	(.24 )	(.21 )	(.23 )	(.04 )	(.15 )
Dividends from net realized gain on investments	(10.20)	(2.53)	(2.54)	(1.72)	(2.28)
Total Distributions	(10.44)	(2.74)	(2.77)	(1.76)	(2.43)
Net asset value, end of period	36.23	41.70	36.13	35.23	44.65
Market value, end of period	36.26	N/A	N/A	N/A	N/A
Total Return (%)	15.21	24.12	10.95	(17.90)	40.76
Market Price Total Return (%)	15.30	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79 (c)	.97	.97	.96	.96
Ratio of net expenses to average net assets(d)	.66 (c),(e),(f)	.88 (e)	.95	.95	.95
Ratio of net investment income to average net assets(d)	.46 (c),(e),(f)	.47 (e)	.67	.46	.36
Portfolio Turnover Rate(g)	14.05	14.92	1.73	7.55	4.27
Net Assets, end of period ($ x 1,000)	122,686	30,087	27,543	21,512	25,691

(a)
The fund commenced offering ETF shares after the close of business March 28, 2025. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	Based on average shares outstanding.
(c)	Amount does not include the expenses of the underlying funds.
(d)
Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc. For periods beginning on or after March 28, 2025, following the Fund’s reorganization into an ETF, the fee is paid by BNY Mellon ETF Investment Adviser, LLC.

(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in Distribution Plan fees.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Concentrated Growth ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of two series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
As of the close of business on March 28, 2025, pursuant to the Agreement previously approved by the Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Investment Funds IV, Inc., were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class I shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On March 14, 2025, the Predecessor Fund redesignated Class A and Class C shares into Class I shares. The net asset value of the fund’s shares on the close of business on March 28, 2025, after the reorganization was $30.69 for Class I shares, and a total of 3,645,886 Class I shares, representing net assets of $111,903,401 (including $65,555,300 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through March 28, 2025. BNY Mellon Investment Adviser, Inc. (“Predecessor Fund Adviser”) paid all of the reorganization fees attributable to the reorganization.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities and/or cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	118,190,242	—	—	118,190,242
Investment Companies	4,442,801	—	—	4,442,801
	122,633,043	—	—	122,633,043

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes

NOTES TO FINANCIAL STATEMENTS (continued)
recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $1,282 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.

NOTES TO FINANCIAL STATEMENTS (continued)
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Growth Stock Risk:The fund invests in stocks of companies the sub-adviser believes are growth companies (growth stocks). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $60,407 and unrealized appreciation $60,462,088.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $702,070 and $435,166, and long-term capital gains $34,658,490 and $8,596,513, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to in-kind redemptions, the fund decreased total distributable earnings (loss) by $27,248,509 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial

NOTES TO FINANCIAL STATEMENTS (continued)
statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to March 28, 2025, the Predecessor Fund had participated with other long-term open-end funds managed by BNY Mellon Investment Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2025, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Prior to March 28, 2025, the Predecessor Fund Adviser fee was computed at an annual rate of .95% of the Predecessor Fund’s average daily net assets, and was payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2025, there was no reduction in expenses pursuant to the undertaking.
The Predecessor Fund Adviser had agreed in its investment management agreement with the Predecessor Fund to: (1) pay all of the direct expenses, except management fees, Rule 12b-1 Distribution/Service Plan fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the Predecessor Fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the Predecessor Fund’s allocable portion of the fees and expenses of the independent board members and independent counsel to the Predecessor Fund and to the independent board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. Prior to the reorganization of the fund, fees reimbursed by the Predecessor Fund Adviser amounted to $7,055.
The Predecessor Fund Adviser had agreed to waive receipt of the Predecessor Fund’s 12b-1 Distribution fee of the value of the Predecessor Fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $105,637 prior to the reorganization.
The Predecessor Fund Adviser had contractually agreed, from November 1, 2024 through undefined, to waive receipt of a portion of the Predecessor Fund’s management fee, in the amount of .10% of the value of the funds average daily net assets. On undefined, the Predecessor Fund Adviser had terminated this waiver agreement. The reduction in expenses, pursuant to the undertaking, amounted to $55,093 prior to the reorganization.
Effective March 28, 2025, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the

NOTES TO FINANCIAL STATEMENTS (continued)
Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund)  pays the Sub-Adviser a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets. Prior to March 28, 2025, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) Under the Predecessor Fund’s Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares paid annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution related services with regard to the Predecessor Fund and/or shareholder services to the Service Agents’ clients that held Class A shares. Class C shares paid the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares were also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares paid the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. Services included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Predecessor Fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services. During the period ended October 31, 2025, Class A and Class C shares were charged $97,627 and $8,010, respectively, pursuant to their Distribution Plans. During the period ended October 31, 2025, Class C shares were charged $2,670 pursuant to the Service Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $51,800.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended October 31, 2025, amounted to $17,385,641 and $48,022,625, respectively.
At October 31, 2025, the cost of investments for federal income tax purposes was $62,170,955; accordingly, accumulated net unrealized appreciation on investments was $60,462,088, consisting of $61,286,775 gross unrealized appreciation and $824,687 gross unrealized depreciation.
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to

NOTES TO FINANCIAL STATEMENTS (continued)
offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended October 31, 2025, the fund had in-kind transactions associated with creations of $32,705,662 and redemptions of $41,409,984.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Concentrated Growth ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Concentrated Growth ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at October 31, 2025, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended October 31, 2024, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated December 20, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 24, 2025

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended October 31, 2025:
For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended October 31, 2025 as qualified dividend income and 88.46% as corporate dividends received deduction.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Tax Managed Growth Fund, a series of BNY Mellon Investment Funds IV, Inc. (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on March 28, 2025 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on March 28, 2025.
During each of the two fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through March 28, 2025, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended October 31, 2024 and October 31, 2023 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on September 12, 2024, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2025. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on March 28, 2025.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Tax Managed Growth Fund, a series of BNY Mellon Investment Funds IV, Inc., (the “Predecessor Fund”) held on January 15, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on March 28, 2025, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 1,764,835.23 shares of stock of the Predecessor Fund, which constituted 51.79% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	1,436,145.55	51,312.36	277,377.31

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-4869NCSRAR1025

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

BNY Mellon Dynamic Value ETF: BKDV
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Dynamic Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.1%
Banks — 10.0%
Bank of America Corp.	319,026	17,051,940
Citigroup, Inc.	108,730	11,006,738
First Horizon Corp.	379,712	8,110,648
JPMorgan Chase & Co.	63,837	19,860,967
		56,030,293
Capital Goods — 11.3%
Carlisle Companies, Inc.	8,257	2,683,938
Caterpillar, Inc.	18,560	10,713,946
Cummins, Inc.	9,256	4,051,166
Emerson Electric Co.	26,871	3,750,385
Ferguson Enterprises, Inc.	16,688	4,146,968
Honeywell International, Inc.	30,339	6,108,151
Howmet Aerospace, Inc.	21,905	4,511,335
Hubbell, Inc.	16,153	7,591,910
L3Harris Technologies, Inc.	43,736	12,644,078
Northrop Grumman Corp.	11,654	6,799,526
		63,001,403
Commercial & Professional Services — .5%
Veralto Corp.	26,783	2,642,946
Consumer Discretionary Distribution & Retail — 3.5%
Amazon.com, Inc.(a)	61,637	15,052,988
The Home Depot, Inc.	12,049	4,573,680
		19,626,668
Consumer Services — .5%
Royal Caribbean Cruises Ltd.	10,201	2,925,953
Energy — 9.6%
Chevron Corp.	38,596	6,087,361
Diamondback Energy, Inc.	41,264	5,908,592
EQT Corp.	115,969	6,213,619
Exxon Mobil Corp.	128,373	14,680,737
Marathon Petroleum Corp.	56,109	10,936,205
Phillips 66	73,199	9,965,312
		53,791,826
Equity Real Estate Investment Trusts — 1.1%
Weyerhaeuser Co.(b)	261,914	6,024,022
Financial Services — 9.7%
Berkshire Hathaway, Inc., Cl. B(a)	43,221	20,639,756
Capital One Financial Corp.	41,114	9,044,669
Morgan Stanley	46,919	7,694,716
The Charles Schwab Corp.	29,695	2,806,772
The Goldman Sachs Group, Inc.	9,571	7,555,060
Voya Financial, Inc.	89,266	6,646,746
		54,387,719
Health Care Equipment & Services — 8.7%
Alcon AG	35,006	2,586,593
Edwards Lifesciences Corp.(a)	47,571	3,922,229
Elevance Health, Inc.	11,735	3,722,342
Humana, Inc.	25,703	7,150,318
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 8.7% (continued)
Labcorp Holdings, Inc.	21,983	5,582,803
Medtronic PLC	170,762	15,488,113
UnitedHealth Group, Inc.	30,436	10,395,720
		48,848,118
Household & Personal Products — 1.1%
The Estee Lauder Companies, Inc., Cl. A	60,932	5,891,515
Insurance — 5.8%
American International Group, Inc.	64,910	5,125,293
Aon PLC, Cl. A	33,848	11,531,337
Assurant, Inc.	74,968	15,872,225
		32,528,855
Materials — 7.8%
Alcoa Corp.	110,631	4,070,114
CRH PLC	131,010	15,603,291
Freeport-McMoRan, Inc.	165,526	6,902,434
International Paper Co.	82,698	3,195,451
Newmont Corp.	92,769	7,511,506
Packaging Corp. of America	31,054	6,079,131
Solstice Advanced Materials, Inc.(a)	7,579	341,586
		43,703,513
Media & Entertainment — 4.7%
Alphabet, Inc., Cl. A(a)	34,818	9,790,473
Meta Platforms, Inc., Cl. A	4,336	2,811,246
Omnicom Group, Inc.(c)	90,165	6,764,178
The Walt Disney Company	60,890	6,857,432
		26,223,329
Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
Bristol-Myers Squibb Co.	87,187	4,016,705
Danaher Corp.	15,270	3,288,853
Gilead Sciences, Inc.	42,717	5,117,069
Johnson & Johnson	116,663	22,034,141
Pfizer, Inc.	149,003	3,672,924
Thermo Fisher Scientific, Inc.	17,825	10,113,727
		48,243,419
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(a)	13,225	3,387,187
Applied Materials, Inc.	40,663	9,478,545
Intel Corp.(a)	89,920	3,595,901
Micron Technology, Inc.	12,402	2,775,196
		19,236,829
Software & Services — 3.4%
Akamai Technologies, Inc.(a)	33,238	2,496,174
Check Point Software Technologies Ltd.(a)	12,283	2,403,537
Dolby Laboratories, Inc., Cl. A	81,948	5,434,791
International Business Machines Corp.	27,599	8,484,209
		18,818,711
Technology Hardware & Equipment — 4.7%
Cisco Systems, Inc.	252,378	18,451,356
TE Connectivity PLC	30,701	7,583,454
		26,034,810
4

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Telecommunication Services — .7%
AT&T, Inc.	167,414	4,143,496
Transportation — 3.3%
CSX Corp.	259,674	9,353,458
Delta Air Lines, Inc.	99,680	5,719,638
FedEx Corp.	12,173	3,089,751
		18,162,847
Utilities — .7%
Constellation Energy Corp.	10,635	4,009,395
Total Common Stocks (cost $508,662,713)		554,275,667

	1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $4,766,105)	4.04	4,766,105	4,766,105
Total Investments (cost $513,428,818)		100.0%	559,041,772
Cash and Receivables (Net)		.0%	9,337
Net Assets		100.0%	559,051,109

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $4,395,497 and the value of the collateral was
$4,486,001, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/4/2024†	Purchases ($)††	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .9%	-	37,632,692	(32,866,587)	4,766,105	73,865
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .0%	-	17,987,513	(17,987,513)	-	1,200†††
Total - .9%	-	55,620,205	(50,854,100)	4,766,105	75,065

†	Commencement of operations.
††	Includes reinvested dividends/distributions.
†††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $4,395,497)—Note 2(b):
Unaffiliated issuers	508,662,713	554,275,667
Affiliated issuers	4,766,105	4,766,105
Receivable for investment securities sold		805,892
Dividends and securities lending income receivable		261,924
Receivable for shares of Beneficial Interest subscribed		55,156
Tax reclaim receivable		7,022
		560,171,766
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		258,052
Payable for investment securities purchased		862,605
		1,120,657
Net Assets ($)		559,051,109
Composition of Net Assets ($):
Paid-in capital		515,888,896
Total distributable earnings (loss)		43,162,213
Net Assets ($)		559,051,109
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		19,984,000
Net Asset Value Per Share ($)		27.97
Market Price Per Share ($)		28.00
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Period November 4, 2024 (commencement of operations) through October 31, 2025

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,216,306
Affiliated issuers	73,865
Affiliated income net of rebates from securities lending—Note 2(b)	1,200
Total Income	4,291,371
Expenses:
Management fee—Note 3(a)	1,442,210
Total Expenses	1,442,210
Net Investment Income	2,849,161
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,681,536)
Net realized gain (loss) on in-kind redemptions	1,998,751
Net Realized Gain (Loss)	(3,682,785)
Net change in unrealized appreciation (depreciation) on investments	45,612,954
Net Realized and Unrealized Gain (Loss) on Investments	41,930,169
Net Increase in Net Assets Resulting from Operations	44,779,330
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2025(a)

Operations ($):
Net investment income	2,849,161
Net realized gain (loss) on investments	(3,682,785)
Net change in unrealized appreciation (depreciation) on investments	45,612,954
Net Increase (Decrease) in Net Assets Resulting from Operations	44,779,330
Distributions ($):
Distributions to shareholders	(36,764)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	528,333,177
Cost of shares redeemed	(14,124,634)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	514,208,543
Total Increase (Decrease) in Net Assets	558,951,109
Net Assets ($):
Beginning of Period	100,000
End of Period	559,051,109
Capital Share Transactions (Shares):
Initial shares	4,000
Shares sold	20,540,000
Shares redeemed	(560,000)
Net Increase (Decrease) in Shares Outstanding	19,984,000

(a)	From November 4, 2024 (commencement of operations) to October 31, 2025.
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
Period Ended October 31, 2025(a)
Per Share Data ($):
Net asset value, beginning of period	25.00
Investment Operations:
Net investment income(b)	.31
Net realized and unrealized gain (loss) on investments	2.73
Total from Investment Operations	3.04
Distributions:
Dividends from net investment income	(.07 )
Net asset value, end of period	27.97
Market value, end of period	28.00
Total Return (%)	12.20 (c),(d)
Market Price Total Return (%)	12.31 (c),(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(e)	.60 (f)
Ratio of net investment income to average net assets(e)	1.19 (f)
Portfolio Turnover Rate(g)	104.28 (d)
Net Assets, end of period ($ x 1,000)	559,051

(a)	From November 4, 2024 (commencement of operations) to October 31, 2025.
(b)	Based on average shares outstanding.
(c)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(d)	Not annualized.
(e)	Amount does not include the expenses of the underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Dynamic Value ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of two series, including the fund. The fund had no operations until November 4, 2024 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek capital appreciation. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
10

NOTES TO FINANCIAL STATEMENTS (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	554,275,667	—	—	554,275,667
Investment Companies	4,766,105	—	—	4,766,105
	559,041,772	—	—	559,041,772

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to
11

NOTES TO FINANCIAL STATEMENTS (continued)
income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $166 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	4,395,497
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,395,497)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
12

NOTES TO FINANCIAL STATEMENTS (continued)
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,812,707, accumulated capital losses $710,810 and unrealized appreciation $41,060,316.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $710,810 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal period ended October 31, 2025 were as follows: ordinary income $36,764.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to in-kind transactions, the fund decreased total distributable earnings (loss) by $1,580,353 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2025, there was no voluntary reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
13

NOTES TO FINANCIAL STATEMENTS (continued)
upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund)  pays the Sub-Adviser a monthly fee at an annual rate of .30% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $258,052.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended October 31, 2025, amounted to $273,875,943 and $268,052,893, respectively.
At October 31, 2025, the cost of investments for federal income tax purposes was $517,981,456; accordingly, accumulated net unrealized appreciation on investments was $41,060,316, consisting of $55,459,968 gross unrealized appreciation and $14,399,652 gross unrealized depreciation.
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund
14

NOTES TO FINANCIAL STATEMENTS (continued)
shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended October 31, 2025, the fund had in-kind transactions associated with creations of $520,613,168 and redemptions of $14,027,810.
15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Dynamic Value ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Dynamic Value ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 4, 2024 (commencement of operations) through October 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at October 31, 2025, the results of its operations, the changes in its net assets and its financial highlights for the period from November 4, 2024 (commencement of operations) through October 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 24, 2025
16

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended October 31, 2025:
For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended October 31, 2025 as qualified dividend income and corporate dividends received deduction.
17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
20

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
21

© 2025 BNY Mellon Securities Corporation
Code-4866NCSRAR1025

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)(i)	Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii)	Letter from Registrant's former Independent Public Accountant attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY Mellon ETF Trust II

By (Signature and Title) * /s/ David J. DiPetrillo
                                                            David J. DiPetrillo, President

(Principal Executive Officer)

Date 12/23/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ David J. DiPetrillo
                                                          David J. DiPetrillo, President

(Principal Executive Officer)

Date 12/23/2025

By (Signature and Title) * /s/ James Windels
                                               James Windels, Treasurer

(Principal Financial and Accounting Officer)

Date 12/24/2025

* Print the name and title of each signing officer under his or her signature.